Accumulated Other Comprehensive Income (Loss) [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests [Table Text Block]

	2014	2015	2016
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on investment securities:
Balance at beginning of fiscal year	¥1,106,316	¥1,272,723	¥2,304,555
Net change during the fiscal year	166,407	1,031,832	(309,241)

Balance at end of fiscal year	¥1,272,723	¥2,304,555	¥1,995,314

Net debt valuation adjustments(Note 14):
Balance at beginning of fiscal year	¥—	¥—	¥—
Net change during the fiscal year	—	—	3,505
Effect of adopting new guidance by a foreign affiliated company	—	—	(5,585)

Balance at end of fiscal year	¥—	¥—	¥(2,080)

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of fiscal year	¥2,170	¥1,809	¥2,708
Net change during the fiscal year	(361)	899	1,808

Balance at end of fiscal year	¥1,809	¥2,708	¥4,516

Defined benefit plans:
Balance at beginning of fiscal year	¥(322,537)	¥(206,336)	¥(187,640)
Net change during the fiscal year	116,201	18,696	(129,782)

Balance at end of fiscal year	¥(206,336)	¥(187,640)	¥(317,422)

Foreign currency translation adjustments:
Balance at beginning of fiscal year	¥(211,602)	¥289,486	¥947,632
Net change during the fiscal year	501,088	658,146	(326,701)

Balance at end of fiscal year	¥289,486	¥947,632	¥620,931

Balance at end of fiscal year	¥1,357,682	¥3,067,255	¥2,301,259

Before Tax and Net of Tax Changes in Each Component of Accumulated OCI [Table Text Block]

	2014			2015			2016
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) on investment securities	¥453,494	¥(178,200)	¥275,294	¥1,721,877	¥(625,204)	¥1,096,673	¥(172,382)	¥81,568	¥(90,814)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(215,553)	81,778	(133,775)	(143,899)	47,043	(96,856)	(239,934)	80,967	(158,967)

Net change	237,941	(96,422)	141,519	1,577,978	(578,161)	999,817	(412,316)	162,535	(249,781)
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			(24,888)			(32,015)			59,460

Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group			166,407			1,031,832			(309,241)

Net debt valuation adjustments (Note 14):
Net debt valuation adjustments	—	—	—	—	—	—	6,005	(2,032)	3,973
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	—	—	—	—	—	—	(707)	239	(468)

Net change	—	—	—	—	—	—	5,298	(1,793)	3,505
Net debt valuation adjustments attributable to noncontrolling interests			—			—			—

Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			—			—			3,505

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains on derivatives qualifying for cash flow hedges	3,615	(1,419)	2,196	13,853	(5,448)	8,405	23,633	(9,320)	14,313
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(4,211)	1,654	(2,557)	(12,363)	4,857	(7,506)	(20,599)	8,094	(12,505)

Net change	(596)	235	(361)	1,490	(591)	899	3,034	(1,226)	1,808
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			—			—			—

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			(361)			899			1,808

Defined benefit plans:
Defined benefit plans	122,644	(45,709)	76,935	12,176	(2,052)	10,124	(209,209)	72,115	(137,094)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	64,519	(23,806)	40,713	12,716	(3,913)	8,803	9,839	(4,238)	5,601

Net change	187,163	(69,515)	117,648	24,892	(5,965)	18,927	(199,370)	67,877	(131,493)
Defined benefit plans attributable to noncontrolling interests			1,447			231			(1,711)

Defined benefit plans attributable to Mitsubishi UFJ Financial Group			116,201			18,696			(129,782)

Foreign currency translation adjustments:
Foreign currency translation adjustments	557,941	(50,516)	507,425	782,744	(94,616)	688,128	(396,995)	43,109	(353,886)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	1,603	(898)	705	1,109	(719)	390	(3,670)	879	(2,791)

Net change	559,544	(51,414)	508,130	783,853	(95,335)	688,518	(400,665)	43,988	(356,677)
Foreign currency translation adjustments attributable to noncontrolling interests			7,042			30,372			(29,976)

Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			501,088			658,146			(326,701)

Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group			¥783,335			¥1,709,573			¥(760,411)

Reclassification of Significant Items out of Accumulated OCI [Table Text Block]

	2014	2015	2016
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI			Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale securities	¥(218,150)	¥(147,702)	¥(267,240)	Investment securities gains—net
Impairment losses on investment securities	2,622	4,014	22,885	Investment securities gains—net
Other	(25)	(211)	4,421

	(215,553)	(143,899)	(239,934)	Total before tax
	81,778	47,043	80,967	Income tax expense

	¥(133,775)	¥(96,856)	¥(158,967)	Net of tax

Net debt valuation adjustments (Note 14)	¥—	¥—	¥(707)	Equity in earnings of equity method investees—net

	—	—	(707)	Total before tax
	—	—	239	Income tax expense

	¥—	¥—	¥(468)	Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(4,289)	¥(12,117)	¥(20,338)	Interest income on Loans, including fees
Other	78	(246)	(261)

	(4,211)	(12,363)	(20,599)	Total before tax
	1,654	4,857	8,094	Income tax expense

	¥(2,557)	¥(7,506)	¥(12,505)	Net of tax

Defined benefit plans
Net actuarial loss(1)	¥34,525	¥26,063	¥21,251
Prior service cost(1)	(11,705)	(10,682)	(10,847)
Loss (gain) on settlements and curtailment, and other(1)	41,699	(2,665)	(565)

	64,519	12,716	9,839	Total before tax
	(23,806)	(3,913)	(4,238)	Income tax expense

	¥40,713	¥8,803	¥5,601	Net of tax

Foreign currency translation adjustments	¥—	¥—	¥(4,270)	Other non-interest income
	1,603	1,109	600	Other non-interest expenses

	1,603	1,109	(3,670)	Total before tax
	(898)	(719)	879	Income tax expense

	¥705	¥390	¥(2,791)	Net of tax

Total reclassifications for the period	¥(153,642)	¥(142,437)	¥(255,071)	Total before tax
	58,728	47,268	85,941	Income tax expense

	¥(94,914)	¥(95,169)	¥(169,130)	Net of tax

Note:

(1)	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 13 for more information.